LONG-TERM DEBT (Details 2 - Narrative)							3 Months Ended			12 Months Ended
		Oct. 30, 2023	Oct. 30, 2022	Oct. 30, 2021	Oct. 30, 2020	Nov. 02, 2015	Mar. 31, 2016 USD ($)		Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Jan. 01, 2015
Debt Instrument [Line Items]
Number of CLOs Deconsolidated														30
Number of CLOs consolidated							2			2		31		1
Number of Credit Funds Consolidated							2			2
Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 1,360,725,000	[1]		$ 1,385,226,000	[1],[2]	$ 12,760,565,000	[2]
Proceeds from Issuance of Debt							0		$ 0	484,200,000		3,300,000,000
Repayments of Long-term Debt							0		16,100,000	152,500,000		1,600,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets							1,200,000,000			1,200,000,000		12,557,293,000
Warehouses
Debt Instrument [Line Items]
Long-term Debt, Gross	[3]									0		51,000,000
March Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]						95,000,000	[5]		$ 95,000,000		95,000,000
March Junior Subordinated Debt [Member] | Through April 30, 2015
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period										1.00%
Subordinated notes of Consolidated CLOs | Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt							4,900,000		700,000	$ 18,300,000		230,000,000
Revolving credit facility | Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt							0		$ 33,100,000	153,600,000		19,600,000
October Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[6]						25,000,000			25,000,000		25,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]						$ 40,000,000			$ 40,000,000	[8]
Debt Instrument, Interest Rate During Period							8.50%			8.50%
Debt Instrument, Redemption Price, Percentage		100.00%	101.417%	102.834%	104.25%	101.00%
Debt Issuance Cost										$ 2,100,000
Interest Expense, Debt										540,000
Subordinated and Senior [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 160,000,000			$ 160,000,000		$ 120,000,000

[1]	The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of March 31, 2016 and December 31, 2015, long-term debt of the Consolidated CLOs and Other includes $151.7 million and $153.1 million of credit fund debt, respectively.
[2]	Pursuant to the adoption of ASU 2014-13, Long-term debt of the Consolidated CLOs has been remeasured in accordance with the new guidance (Notes 3 and 5). The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of December 31, 2015, long-term debt of the Consolidated CLOs includes $153.1 million of credit funds.
[3]	Long-term debt of warehouses not held by the Company is recorded at fair value. The fair value excludes the preferred shares of warehouses not held by the Company. As warehouses are generally terminated before the end of their terms, they are excluded from the calculation of the weighted average remaining maturity.
[4]	March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.
[5]	Pursuant to the adoption of ASU 2015-03, the carrying values of recourse debt has been presented net of debt issuance costs
[6]	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.
[7]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.
[8]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025